Income taxes - Additional Information (Detail)		12 Months Ended
	Mar. 16, 2007	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Tax Credit Carryforward [Line Items]
Statutory Income Tax Rate		25.00%	25.00%	25.00%	25.00%
Withholding Income Tax Rate		10.00%	10.00%
Income tax expense		¥ 0	$ 0	¥ 0	¥ 0
Deferred Tax Assets Gross		¥ 0		¥ 0
Minimum [Member]
Tax Credit Carryforward [Line Items]
Ownership Percentage		50.00%
Inland Revenue, Hong Kong [Member]
Tax Credit Carryforward [Line Items]
Statutory Income Tax Rate		16.50%	16.50%	16.50%
Withholding Income Tax Rate		5.00%	5.00%
Inland Revenue, Hong Kong [Member] | Minimum [Member]
Tax Credit Carryforward [Line Items]
Ownership Percentage		25.00%
State Administration of Taxation, China [Member]
Tax Credit Carryforward [Line Items]
Statutory Income Tax Rate	25.00%